LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.82%
Aerospace & Defense–0.30%
†Axon Enterprise, Inc.	605	$434,172
		434,172
Automobiles–3.48%
†Tesla, Inc.	11,506	5,116,948
		5,116,948
Beverages–1.77%
Coca-Cola Europacific Partners PLC	3,572	322,945
Keurig Dr. Pepper, Inc.	10,563	269,462
†Monster Beverage Corp.	7,585	510,546
PepsiCo, Inc.	10,664	1,497,652
		2,600,605
Biotechnology–2.49%
Amgen, Inc.	4,182	1,180,161
†Biogen, Inc.	1,140	159,691
Gilead Sciences, Inc.	9,675	1,073,925
Regeneron Pharmaceuticals, Inc.	826	464,435
†Vertex Pharmaceuticals, Inc.	1,997	782,105
		3,660,317
Broadline Retail–6.14%
†Amazon.com, Inc.	33,740	7,408,292
†MercadoLibre, Inc.	394	920,754
†PDD Holdings, Inc. ADR	5,195	686,623
		9,015,669
Chemicals–1.18%
Linde PLC	3,661	1,738,975
		1,738,975
Commercial Services & Supplies–0.67%
Cintas Corp.	3,140	644,516
†Copart, Inc.	7,514	337,905
		982,421
Communications Equipment–1.43%
Cisco Systems, Inc.	30,799	2,107,268
		2,107,268
Consumer Staples Distribution & Retail–2.18%
Costco Wholesale Corp.	3,451	3,194,349
		3,194,349
Electric Utilities–1.35%
American Electric Power Co., Inc.	4,155	467,437
Constellation Energy Corp.	2,438	802,273
Exelon Corp.	7,852	353,419
Xcel Energy, Inc.	4,486	361,796
		1,984,925
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.11%
CDW Corp.	1,024	$163,103
		163,103
Energy Equipment & Services–0.26%
Baker Hughes Co.	7,706	375,436
		375,436
Entertainment–3.48%
Electronic Arts, Inc.	1,950	393,315
†Netflix, Inc.	3,310	3,968,425
†Take-Two Interactive Software, Inc.	1,417	366,096
†Warner Bros Discovery, Inc.	19,242	375,797
		5,103,633
Financial Services–0.35%
†PayPal Holdings, Inc.	7,564	507,242
		507,242
Food Products–0.59%
Kraft Heinz Co.	9,205	239,698
Mondelez International, Inc. Class A	10,070	629,073
		868,771
Ground Transportation–0.51%
CSX Corp.	14,610	518,801
Old Dominion Freight Line, Inc.	1,644	231,442
		750,243
Health Care Equipment & Supplies–1.44%
†Dexcom, Inc.	3,050	205,235
GE HealthCare Technologies, Inc.	3,561	267,431
†IDEXX Laboratories, Inc.	625	399,306
†Intuitive Surgical, Inc.	2,788	1,246,877
		2,118,849
Hotels, Restaurants & Leisure–2.67%
†Airbnb, Inc. Class A	3,357	407,607
Booking Holdings, Inc.	253	1,366,015
†DoorDash, Inc. Class A	3,101	843,441
Marriott International, Inc. Class A	2,130	554,737
Starbucks Corp.	8,838	747,695
		3,919,495
Industrial Conglomerates–0.71%
Honeywell International, Inc.	4,942	1,040,291
		1,040,291
LVIP SSGA Nasdaq-100 Index Fund–1

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–9.33%
Alphabet, Inc. Class A	35,578	$8,656,743
Meta Platforms, Inc. Class A	6,864	5,040,784
		13,697,527
IT Services–1.13%
Cognizant Technology Solutions Corp. Class A	3,834	257,147
†Shopify, Inc. Class A	9,474	1,407,931
		1,665,078
Machinery–0.27%
PACCAR, Inc.	4,083	401,441
		401,441
Media–0.94%
†Charter Communications, Inc. Class A	1,092	300,414
Comcast Corp. Class A	28,966	910,112
†Trade Desk, Inc. Class A	3,485	170,800
		1,381,326
Oil, Gas & Consumable Fuels–0.22%
Diamondback Energy, Inc.	2,272	325,123
		325,123
Pharmaceuticals–0.24%
AstraZeneca PLC ADR	4,635	355,597
		355,597
Professional Services–1.43%
Automatic Data Processing, Inc.	3,157	926,579
Paychex, Inc.	2,801	355,055
Thomson Reuters Corp.	3,501	543,810
Verisk Analytics, Inc.	1,088	273,643
		2,099,087
Real Estate Management & Development–0.19%
†CoStar Group, Inc.	3,281	276,818
		276,818
Semiconductors & Semiconductor Equipment–25.07%
†Advanced Micro Devices, Inc.	12,611	2,040,334
Analog Devices, Inc.	3,860	948,402
Applied Materials, Inc.	6,241	1,277,782
†ARM Holdings PLC ADR	1,040	147,150
ASML Holding NV	659	637,971
Broadcom, Inc.	24,584	8,110,508
†GLOBALFOUNDRIES, Inc.	4,300	154,112
†Intel Corp.	33,926	1,138,217
KLA Corp.	1,029	1,109,879
Lam Research Corp.	9,851	1,319,049
Marvell Technology, Inc.	6,706	563,773
Microchip Technology, Inc.	4,195	269,403
Micron Technology, Inc.	8,692	1,454,345
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	76,877	$14,343,711
NXP Semiconductors NV	1,965	447,490
†ON Semiconductor Corp.	3,250	160,258
QUALCOMM, Inc.	8,398	1,397,091
Texas Instruments, Inc.	7,066	1,298,236
		36,817,711
Software–18.16%
†Adobe, Inc.	3,315	1,169,366
†AppLovin Corp. Class A	2,393	1,719,466
†Atlassian Corp. Class A	1,285	205,215
†Autodesk, Inc.	1,664	528,603
†Cadence Design Systems, Inc.	2,124	746,076
†Crowdstrike Holdings, Inc. Class A	1,937	949,866
†Datadog, Inc. Class A	2,485	353,864
†Fortinet, Inc.	5,953	500,528
Intuit, Inc.	2,170	1,481,915
Microsoft Corp.	23,496	12,169,753
†Palantir Technologies, Inc. Class A	17,701	3,229,017
†Palo Alto Networks, Inc.	5,186	1,055,973
Roper Technologies, Inc.	836	416,905
†Strategy, Inc. Class A	2,054	661,819
†Synopsys, Inc.	1,439	709,988
†Workday, Inc. Class A	1,680	404,427
†Zscaler, Inc.	1,211	362,888
		26,665,669
Specialty Retail–0.75%
†O'Reilly Automotive, Inc.	6,649	716,829
Ross Stores, Inc.	2,558	389,813
		1,106,642
Technology Hardware, Storage & Peripherals–8.14%
Apple, Inc.	46,950	11,954,879
		11,954,879
Textiles, Apparel & Luxury Goods–0.11%
†Lululemon Athletica, Inc.	895	159,247
		159,247
Trading Companies & Distributors–0.30%
Fastenal Co.	8,923	437,584
		437,584
Wireless Telecommunication Services–1.43%
T-Mobile U.S., Inc.	8,760	2,096,969
		2,096,969
Total Common Stock (Cost $77,493,877)		145,123,410

LVIP SSGA Nasdaq-100 Index Fund–2

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.16%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	1,709,667	$1,709,667
Total Money Market Fund (Cost $1,709,667)		1,709,667

TOTAL INVESTMENTS–99.98% (Cost $79,203,544)	$146,833,077
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	26,391
NET ASSETS APPLICABLE TO 8,753,888 SHARES OUTSTANDING–100.00%	$146,859,468

†Non-income producing.

The following futures contracts were outstanding at September 30, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
4	CME E-mini NASDAQ 100 Index Futures	$1,992,140	$1,940,168	12/19/25	$51,972	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
IT–Information Technology
LVIP SSGA Nasdaq-100 Index Fund–3